Restricted Cash, Deposits and Marketable Securities (Schedule of Restricted Cash) (Details) - EUR (€) € in Thousands		Dec. 31, 2020	Dec. 31, 2019
Disclosure of Restricted cash deposits and marketable securities [Abstract]
Marketable securities	[1]	€ 1,761	€ 2,242
Short-term restricted cash			22,162
Short-term deposits		8,113	6,446
Long-term restricted non-interest bearing bank deposits	[2]	2,138	3,094
Restricted cash, long-term bank deposits	[3]	7,793	7,862
Long-term restricted cash and deposits		€ 9,931	€ 10,956

[1]	During 2020, the Company invested in a traded Corporate Bond (rated BB+ by Moody's) with a coupon rate of 5.569%.
[2]	Deposits used to secure obligations towards the Israeli Electricity Authority for the license for the pumped-storage project in the Manara Cliff in Israel and to secure obligations under loan agreements (see Note 11).
[3]	Bank deposits used to secure obligations under loan agreements (see Note 11).